UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22710

Bluerock Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 32nd Floor,

New York, NY 10105

(Address of principal executive offices) (Zip code)

1-844-819-8287

(Registrant’s telephone number, including area code)

Bluerock Fund Advisor, LLC

1345 Avenue of the Americas, 32nd Floor,

New York, New York 10105

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1 – Proxy Voting Record.

Registrant: Bluerock Total Income+ Real Estate Fund	Item 1, Exhibit 1

Investment Company Act file number: 811-22710

Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	RREEF America REIT II	N/A	N/A	7/22/2021	Election of Directors; Approve amendments to Corporation's Articles of Incorporation; Approve amendment to offering memorandum;	MGMT	Y	FOR (1) AGAINST (2,3,4)	FOR (1) AGAINST (2,3,4)
2	VICI Properties Inc.	VICI	925652109	10/29/2021	Issue shares in connection with merger; adjourn meeting	MGMT	Y	FOR	FOR
3	Apartment Income REIT Corp.	AIRC	03750L109	12/7/2021	Election of directors; Ratify Deloitte & Touche LLP as auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR (1-3) ONE YEAR (4)	FOR
4	Morgan Stanley Prime Property Fund, LLC	N/A	N/A	3/9/2022	Election of Directors	MGMT	Y	FOR	FOR
5	Prologis, Inc.	PLD	74340W103	5/4/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify KPMG LLP as auditors	MGMT	Y	FOR	FOR
6	Agree Realty Corporation	ADC	008492100	5/5/2022	Election of directors; Ratify Grant Thornton LLP as auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR (1-2); AGAINST (3)	FOR (1-2); AGAINST (3)
7	InvenTrust Properties Corp.	IVT	46124J201	5/6/2021	Election of Directors; Ratify auditor KPMG LLP; Approve amendment requiring shareholder approval to amend certain bylaws	MGMT	Y	FOR	FOR
8	Simon Property Group, Inc.	SPG	828806109	5/11/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
9	Ryman Hospitality Properties, Inc.	RHP	78377T107	5/12/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
10	SBA Communications Corporation	SBAC	78410G104	5/12/2022	Election of directors; Ratify Ernst & Young LLP as auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
11	Essential Properties Realty Trust, Inc.	EPRT	29670E107	5/16/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify Grant Thornton LLP as auditors	MGMT	Y	FOR	FOR
12	Mid-America Apartment Communities, Inc.	MAA	59522J103	5/17/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
13	Realty Income Corporation	O	756109104	5/17/2022	Election of directors; Ratify KPMG LLP as auditors; Advisory vote to ratify named executive officers' compensation; Increase authorized common stock	MGMT	Y	FOR	FOR
14	Sun Communities, Inc.	SUI	866674104	5/17/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify Grant Thornton LLP as auditors; Amend omnibus stock plan	MGMT	Y	FOR	FOR
15	Independence Realty Trust, Inc.	IRT	45378A106	5/18/2022	Election of directors; Ratify KPMG LLP as auditors; Advisory vote to ratify named executive officers' compensation; Amend omnibus stock plan	MGMT	Y	FOR	FOR
16	RREEF Core Plus Industrial Fund L.P.	N/A	N/A	6/4/2021	Election of Directors	MGMT	Y	FOR	FOR
17	AvalonBay Communities, Inc	AVB	053484101	5/19/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
18	Crown Castle International Corp.	CCI	22822V101	5/19/2022	Election of directors; Ratify PricewaterhouseCoopers as auditors; Amend omnibus stock plan; Increase authorized common stock; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
19	Lamar Advertising Company	LAMR	512816109	5/19/2022	Election of directors; Ratify KPMG LLP as auditors	MGMT	Y	FOR	FOR
20	NetSTREIT Corp.	NTST	64119V303	5/19/2022	Election of directors; Ratify KPMG LLP as auditors; Advisory vote to ratify named executive officers' compensation; Advisory vote on pay frequency	MGMT	Y	FOR (1-3) ONE YEAR (4)	FOR
21	Welltower Inc.	WELL	95040Q104	5/23/2022	Election of directors; Amend certificate of incorporation of Welltower OP Inc. to remove Welltower Inc. shareholder approval for the amendments of Welltower OP Inc. certificate of incorporation and other extraordinary transactions; Ratify Ernst & Young LLP as auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
22	Equinix, Inc.	EQIX	29444U700	5/25/2022	Election of directors; Advisory vote to ratify named executive officers' compensation; Ratify PricewaterhouseCoopers LLP as auditors; Reduce ownership threshold for shareholders to call special meeting	MGMT (1-3) SH (4)	Y	FOR	FOR (1-3) AGAINST (4)
23	Extra Space Storage Inc.	EXR	30225T102	5/25/2022	Election of directors; Ratify Ernst & Young LLP as auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
24	EastGroup Properties, Inc.	EGP	277276101	5/26/2022	Election of directors; Ratify KPMG LLP as auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
25	Life Storage, Inc.	LSI	53223X107	5/26/2022	Election of directors; Ratify Ernst & Young LLP as auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
26	Medical Properties Trust, Inc.	MPW	58463J304	5/26/2022	Election of directors; Ratify PricewaterhouseCoopers as auditors; Advisory vote to ratify named executive officers' compensation; Amend omnibus stock plan	MGMT	Y	FOR	FOR
27	Digital Realty Trust, Inc.	DLR	253868103	6/3/2022	Election of directors; Ratify KPMG LLP as auditors; Advisory vote to ratify named executive officers' compensation; Report on risks associated with use of concealment clauses	MGMT (1-3) SH (4)	Y	FOR (1b,1d,1f,1g,1j,1k,2,3,4) AGAINST (1a,1c,1e,1h,1i)	FOR (1b,1d,1f,1g,1j,1k,2,3) AGAINST (1a,1c,1e,1h,1i,4)
28	Omega Healthcare Investors, Inc.	OHI	681936100	6/3/2022	Election of directors; Ratify Ernst & Young LLP as auditors; Advisory vote to ratify named executive officers' compensation	MGMT	Y	FOR	FOR
29	OUTFRONT Media Inc.	OUT	69007J106	6/7/2022	Election of directors; Ratify PricewaterhouseCoopers as auditors; Advisory vote to ratify named executive officers' compensation; Amend omnibus stock plan	MGMT	Y	FOR (1a,1b,1d,1e,1f,2,3) AGAINST (1c,1g,1h)	FOR (1a,1b,1d,1e,1f,2,3) AGAINST (1c,1g,1h)
30	IQHQ, Inc.	N/A	44988Q106	6/10/2022	Approval of Merger and other transactions contemplated by the Merger Agreement	MGM	Y	FOR	FOR
31	Highlands REIT	N/A	N/A	6/10/2022	Election of Directors; Approve executive compensation; Advisory vote on pay frequency; Ratify auditor Grant Thornton	MGMT	Y	WITHHOLD (1); AGAINST (2) FOR (3-one year,4)	AGAINST (1,2); FOR (3,4)

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bluerock Total Income+ Real Estate Fund

By:	/s/ Jordan Ruddy
Jordan Ruddy
President

Date:	August 23, 2022